Note 31 - Net Income (Loss) Per Share - Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Group’s share of net income (loss)	$ (7,704)	$ (8,106)	$ 35,160	$ 6,064
Issued ordinary shares at beginning of period (in shares)	190,250,000	190,250,000	190,250,000	190,250,000
Effect of shares issued (in shares)			12,504,070
Effect of treasury shares held (in shares)			(133,681)
Basic weighted-average number of ordinary shares in the period (in shares)	190,250,000	190,250,000	202,620,388	190,250,000
Basic net income (loss) per share, US$ (in dollars per share)	$ (0.04)	$ (0.043)	$ 0.174	$ 0.032
Basic weighted-average number of ordinary shares (in shares)	190,250,000	190,250,000	202,620,388	190,250,000
Effect of employee equity grants (in shares)			6,107,813	2,449,186
Diluted weighted-average number of ordinary shares in the period (in shares)	190,250,000	190,250,000	208,728,202	192,699,186
Diluted net income per share, US$ (in dollars per share)	$ (0.04)	$ (0.043)	$ 0.168	$ 0.031
ADS equivalent of basic weighted-average number of ordinary shares (in shares)	190,250,000	190,250,000	190,250,000	190,250,000
ADS equivalent of diluted weighted-average number of ordinary shares (in shares)	190,250,000	190,250,000	202,620,388	190,250,000
ADS [member]
Statement Line Items [Line Items]
Group’s share of net income (loss)	$ (7,704)	$ (8,106)	$ 35,160	$ 6,064
Issued ordinary shares at beginning of period (in shares)	95,125,000	95,125,000	101,310,194	95,125,000
Basic weighted-average number of ordinary shares in the period (in shares)	95,125,000	95,125,000	104,364,101	96,349,593
Basic net income (loss) per share, US$ (in dollars per share)	$ (0.081)	$ (0.085)	$ 0.347	$ 0.064
Diluted net income per share, US$ (in dollars per share)	$ (0.081)	$ (0.085)	$ 0.337	$ 0.063
ADS equivalent of basic weighted-average number of ordinary shares (in shares)	95,125,000	95,125,000	101,310,194	95,125,000
ADS equivalent of diluted weighted-average number of ordinary shares (in shares)	95,125,000	95,125,000	104,364,101	96,349,593